Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Investments Classified as Available for Sale and Carried at Fair Value
A summary of our investments classified as available for sale and carried at fair value, is as follows:

	As of December 31, 2017
(In thousands)	Amortized Cost	Gross unrealized gains in Accumulated OCI	Gross unrealized losses in Accumulated OCI	Fair value
Common stock investments, available for sale	$7,585	$5,075	$(199)	$12,461

	As of December 31, 2016
(In thousands)	Amortized Cost	Gross unrealized gains in Accumulated OCI	Gross unrealized losses in Accumulated OCI	Fair value
Common stock investments, available for sale	$3,409	$1,313	$(194)	$4,528

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
Our financial assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair value measurements as of December 31, 2017
(In thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Money market funds	$107	$—	$—	$107
Common stock investments, available for sale	12,461	—	—	12,461
Common stock options/warrants	—	3,333	—	3,333
Total assets	$12,568	$3,333	$—	$15,901
Liabilities:
Forward Contracts	—	317	—	317
Contingent consideration:	$—	$—	$41,353	41,353
Total liabilities	$—	$317	$41,353	$41,670

	Fair value measurements as of December 31, 2016
(In thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Money market funds	$5,314	$—	$—	$5,314
Common stock investments, available for sale	4,528	—	—	4,528
Common stock options/warrants	—	4,017	—	4,017
Forward contracts	—	39	—	39
Total assets	$9,842	$4,056	$—	$13,898
Liabilities:
Embedded conversion option	$—	$—	$16,736	$16,736
Contingent consideration:	—	—	45,076	45,076
Total liabilities	$—	$—	$61,812	$61,812

The Carrying Amount and Estimated Fair Value of Our Long-term Debt
The fair value of the 2033 Senior Notes is determined using a binomial lattice approach in order to estimate the fair value of the embedded derivative in the 2033 Senior Notes. Refer to Note 6.

	December 31, 2017
(In thousands)	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
2033 Senior Notes	$29,160	$32,968	$—	$—	$32,968

	December 31, 2016
(In thousands)	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
2033 Senior Notes	$26,965	$45,205	$—	$—	$45,205

Reconciliation of Beginning and Ending Balances of Level 3 Assets and Liabilities
The following tables reconcile the beginning and ending balances of our Level 3 assets and liabilities as of December 31, 2017 and 2016:

	December 31, 2017
(In thousands)	Contingent consideration	Embedded conversion option
Balance at December 31, 2016	$45,076	$16,736
Total losses (gains) for the period:
Included in results of operations	(3,423)	(3,185)
Foreign currency impact	3	—
Payments	(303)	—
Reclassification of embedded derivatives to equity	—	(13,551)
Balance at December 31, 2017	$41,353	$—

	December 31, 2016
(In thousands)	Contingent consideration	Embedded conversion option
Balance at December 31, 2015	$54,422	$23,737
Total losses (gains) for the period:
Included in results of operations	16,954	(7,001)
Foreign currency impact	(1)	—
Payments	(26,299)	—
Balance at December 31, 2016	$45,076	$16,736